Commitments and Contingencies - Future Minimum Rental Commitments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
2026	$ 3.0
2027	2.9
2028	2.6
2029	2.3
2030	2.3
2031 and thereafter	3.7
Total future annual minimum lease payments	16.8
Less: present value discount	(4.4)
Total lease liability at December 31, 2025	$ 12.4	$ 13.0